Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue	$ 1,803	$ 833
USA [Member]
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue	1,073	245
Canada [Member]
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue	219	249
EMEA [Member]
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue	511	326
Australia [Member]
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue		$ 13